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                            SUPPLEMENT TO PROSPECTUS
            THE MANUFACTURERS LIFE INSURANCE COMPANY OF NORTH AMERICA
                               SEPARATE ACCOUNT A
                                DATED MAY 1, 1998

                                 EXCHANGE OFFER

EXCHANGE OFFER

         The Contracts described in this Prospectus ("New Contracts") may be issued in exchange for certain individual annuity contracts previously issued by the Company, which are substantially similar to the New Contracts, if the New Contract is available for sale in the state or jurisdiction of the owner of the Old Contract.

         For purposes of this exchange offer an "Old Contract" is defined as a contract issued prior to August 15, 1994 in all states except California, Idaho, Illinois, Montana, New Jersey, Oregon and South Carolina; prior to September 6, 1994 in Illinois and Montana; prior to October 3, 1994 in Idaho and Oregon; and prior to January 3, 1995 in California. Contracts that were issued in New Jersey, South Carolina and Washington may not be exchanged for New Contracts but may be exchanged for a new group annuity contract ("New Group Annuity Contracts") which is substantially similar to the New Contracts other than as described below. The Old Contracts are described in Appendix C to this Prospectus.

         The Company will permit an owner of an outstanding Old Contract to exchange his or her Contract for a New Contract without withdrawal charge, except a possible market value charge, as described below. For purposes of computing the applicable withdrawal charge upon any withdrawals made subsequent to the exchange, the New Contract will be deemed to have been issued on the date the Old Contract was issued, and any purchase payment credited to the Old Contract will be deemed to have been credited to the New Contract on the date it was credited under the Old Contract. The death benefit under the New Contract on the date of its issue will be the greater of the minimum death benefit under the Old Contract or the contract value on the date of exchange and will "step up" annually thereafter as described in paragraph "6." below.

         Old Contract owners interested in a possible exchange should carefully review this Prospectus including Appendix C before deciding to make an exchange. Contracts that are described in Appendix C to this Prospectus that were issued in New Jersey, South Carolina and Washington should also review the prospectus for the New Group Annuity Contracts before deciding to make an exchange.

         AN EXCHANGE MAY NOT BE IN THE BEST INTERESTS OF AN OWNER OF AN OLD CONTRACT. Further, under Old Contracts with a fixed account investment option, a market value charge may apply to any amounts transferred from a three or six year investment account in connection with an exchange. (Reference should be made to the discussion of the market value charge under the caption "Fixed Account Investment Options" in the prospectus and, in the case of contracts issued in New Jersey, South Carolina and Washington, in the New Group Annuity Contract prospectus .) The Company believes that an exchange of Contracts will not be a taxable event for Federal tax purposes; however, any owner considering an exchange should consult a tax adviser. The Company reserves the right to terminate this exchange offer or to vary its terms at any time.

         The principal differences between the Old and New Contracts are as follows:

         1. The New Contract will waive the $30 annual administration fee prior to the maturity date if the contract value is equal to or greater than $100,000 at the time the fee is assessed.

         2. The surrender charges under the New Contract will be higher in certain cases. The surrender charges are the same under both Old and New Contracts for the first three contract years, but thereafter the charges under the New Contract are 5%, 4%, 3% and 2% for withdrawals made during contract years four, five, six and seven, respectively, while under the Old Contract the charges for such years are 4%, 3%, 2% and 0%, respectively.


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         3. The minimum interest rate to be credited for any guarantee period under the fixed portion of the New Contract will be three percent as opposed to four percent under the Old Contract. The market value charge under the New Contract will be limited so as to only affect accumulated earnings in excess of three percent, whereas under the Old Contract the market value charge is limited so as to not invade principal.

         4. The annuity purchase rates guaranteed in the New Contract have been determined using 3% as opposed to 4% under the Old Contract.

         5. (New Jersey, South Carolina and Washington contract owners only) Old Contracts are individual deferred annuity contracts whereas the New Group Annuity Contracts are group deferred annuity contracts. Ownership of an individual contract is evidenced by the issuance of an individual annuity contract whereas participation in a group contract is separately accounted for by the issuance of a certificate evidencing the owner's interest under the contract. Under the group contract, contracts have been issued to the Venture Trust, a trust established with United Missouri Bank, N.A., Kansas City, Missouri, as group holder for groups comprised of persons who have brokerage accounts with brokers having selling agreements with Manufacturers Securities Services, LLC.

         6. DIFFERENCES RELATING TO THE DEATH BENEFIT

         a. Differences Between Death Benefit of Old Contracts and New Contracts

                  Death Benefit for Old Contracts

         The minimum death benefit during the first six contract years will be equal to the greater of: (a) the owner's contract value on the date due proof of death and all required claim forms are received at the Company's Annuity Service Office, or (b) the sum of all purchase payments made by or on behalf of the owner, less any amount deducted in connection with partial withdrawals made by the owner. During any subsequent six contract year period, the minimum death benefit will be the greater of (a) the owner's contract value on the date due proof of death and all required claim forms are received at the Company's Annuity Service Office, or (b) the minimum death benefit on the last day of the previous six contract year period plus any purchase payments made by or on behalf of the owner and less any amount deducted in connection with partial withdrawals made by the owner since then. If the annuitant dies after the first of the month following his or her 85th birthday, the minimum death benefit will be the owner's contract value on the date due proof of death and all required claim forms are received at the Company's Annuity Service Office.

         An Enhanced Death Benefit became available in Florida, Maryland and Washington to contracts issued August 15, 1994 or later, in Idaho, New Jersey and Oregon to contracts issued October 3, 1994 or later and in California to contracts issued January 3, 1995 or later.

         This Enhanced Death Benefit provides for a minimum death benefit as described above, except that the death benefit is "stepped up" each contract year instead of the six contract year period. In addition, if the annuitant dies after the first of the month following his or her 85th birthday, the minimum death benefit is the greater of the contract value or the excess of the sum of all purchase payments less the sum of any amounts deducted in connection with partial withdrawals.

                  Death Benefit for New Contracts Issued on or After May 1, 1998 (See below for state applicability)

         In the states of Connecticut, Washington D.C., Florida, Maryland, Massachusetts, Minnesota, Montana, Oregon and Puerto Rico (the "Old Death Benefit States"), the death benefit described under "Death Benefit for New Contracts Issued Prior to May 1, 1998" will continue to apply to contracts issued on or after May 1, 1998.

         If any owner dies and the oldest owner had an attained age of less than 81 years on the contract date, the death benefit will be determined as follows:
During the first contract year, the death benefit will



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be the greater of: (a) the contract value or (b) the sum of all purchase payments made by or on behalf of the owner, less any amounts deducted in connection with partial withdrawals made by or on behalf of the owner. During any subsequent contract year, the death benefit will be the greater of: (a) the contract value or (b) the death benefit on the last day of the previous contract year, plus any purchase payments made by or on behalf of the owner and less any amounts deducted in connection with partial withdrawals made by or on behalf of the owner since then. If any owner dies on or after his or her 81st birthday, the death benefit will be the greater of (a) contract value or (b) the death benefit on the last day of the contract year ending just prior to the owner's 81st birthday, plus any payments made by or on behalf of the owner, less amounts deducted in connection with partial withdrawals.

         If any owner dies and the oldest owner had an attained age of 81 years or greater on the contract date, the death benefit will be the greater of: (a) the contract value or (b) the excess of (i) the sum of all purchase payments made by or on behalf of the owner over (ii) the sum of any amounts deducted in connection with partial withdrawals made by or on behalf of the owner.

                  Death Benefit for New Contracts Prior to May 1, 1998

         The death benefit described below applies to New Contracts issued prior to May 1, 1998 as well as New Contracts issued on or after May 1, 1998 in the Old Death Benefit States.

         If any owner dies on or prior to his or her 85th birthday and the oldest owner had an attained age of less than 81 years on the contract date, the death benefit will be determined as follows: During the first contract year, the death benefit will be the greater of: (a) the contract value or (b) the sum of all purchase payments made, less any amounts deducted in connection with partial withdrawals made by or on behalf of the owner. During any subsequent contract year, the death benefit will be the greater of: (a) the contract value or (b) the death benefit on the last day of the previous contract year, plus any purchase payments made and less any amounts deducted in connection with partial withdrawals made by or on behalf of the owner since then.

         If any owner dies after his or her 85th birthday and the oldest owner had an attained age of less than 81 years on the contract date, the death benefit will be the greater of: (a) the contract value or (b) the excess of (i) the sum of all purchase payments made by or on behalf of the owner over (ii) the sum of any amounts deducted in connection with partial withdrawals made by or on behalf of the owner. If any owner dies and the oldest owner had an attained age greater than 80 on the contract date, the death benefit will be the contract value less any applicable withdrawal charges at the time of payment of benefits. For contracts issued on or after October 1, 1997, any withdrawal charges applied against the death benefit shall be waived by the Company.

         b. DIFFERENCES REGARDING WHEN DEATH BENEFIT WILL BE PAID

         The death benefit of the New Contract will be payable upon the death of the owner (or first owner to die if there is more than one owner). The death benefit of the Old Contract is payable on the death of the annuitant (or last annuitant to die if there is more than one annuitant); if the owner predeceases the annuitant, the Old Contract contract value is paid, which may be a lesser amount than the death benefit payable on the death of the annuitant.

         Contract owners who do not wish to exchange their Old Contracts for the New Contracts may continue to make purchase payments to their Old Contracts. Or, they can keep their Old Contracts and buy a New Contract to which to apply additional purchase payments.

         The above comparison does not take into account differences between the Old Contracts, as amended by qualified plan endorsements, and the New Contracts, as amended by similar qualified plan endorsements. Owners using their Old Contract in connection with a qualified plan should consult a tax advisor. See also the Federal Tax Matters section of the prospectus.


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ADDITIONAL CONSIDERATIONS FOR VEN 1 AND VEN 3 CONTRACT OWNERS

         The comparison of Old and New Contract provisions set forth above does not include the Ven 1 and Ven 3 contracts (which are no longer being issued and which are described in Appendix D to this prospectus). These contracts will also be eligible for voluntary exchange for the New Contracts. Ven 3 and Ven 1 contract owners should in particular consider the following differences between the Ven 3 and Ven 1 contracts and the New Contract.

1. In general, the death benefit of the New Contract will be payable on the death of the owner (or first owner to die if there is more than one owner). The death benefit of the Ven 3 and Ven 1 contracts is generally payable on the death of the annuitant (or last annuitant to die if there is more than one annuitant); if the owner predeceases the annuitant, the Ven 3 or Ven 1 contract value (as applicable) is paid, which may be a lesser amount than the death benefit payable on the death of the annuitant.

2. The guaranteed death benefit payable under the New Contract will in most circumstances be more favorable. The minimum death benefit for the Ven 1 contract is the greater of (a) the contract value or (b) the sum of all purchase payments made, less any amount deducted in connection with partial withdrawals. The minimum death benefit for the Ven 3 contract is described below under "Enhanced Death Benefit Additional Considerations for Ven 3 Contract Owners." The minimum death benefit for the New Contract is as described above in this "Exchange Offer" section. Ven 3 contract owners should also note that the New Contract contains additional provisions which limit the death benefit paid if an owner dies after his or her 85th birthday and the oldest owner had an attained age of less than 81 years on the contract date, to the greater of the contract value or the excess of the sum of all purchase payments less the sum of any amounts deducted in connection with certain withdrawals . Ven 3 contract owners should also note that the New Contract contains a provision which limits the death benefit paid to the contract value less any applicable withdrawal charges at the time of payment if the owner dies and the oldest owner had an attained age greater than 80 on the contract date. These provisions may not be as favorable to Ven 3 contract owners.

3. The New Contract will waive the $30 annual administration fee prior to the maturity date if the contract value is equal to or greater than $100,000 at the time the fee is to be assessed.

4. The surrender charges under the New Contract are higher in certain cases. The New Contract surrender charges are 6%, 6%, 5%, 5%, 4%, 3%, 2% for withdrawals made within one, two, three, four, five, six and seven, respectively, of payment. The surrender charge for the Ven 3 and Ven 1 contract is 5% for withdrawals made within five years of payment (certain exceptions apply to the withdrawal charge as described in Appendix D to this Prospectus) to the Old Contract.

5. The New Contract provides for forty investment options (thirty-five variable and five fixed). Neither the Ven 3 contract nor the Ven 1 contract provide for fixed investment options. In addition, the Ven 1 contract offers only three variable investment options.

6. The New Contract provides for the deduction from each sub-account each valuation period of a charge at an effective annual rate of 1.40% (1.25% for mortality and expense risk fees and 0.15% for administration fees) of the contract reserves allocated to such sub-account. The Ven 1 contract provides for the deduction from each sub-account each valuation period of a charge at an effective annual rate of 1.30% (for mortality and expense risk) of the contract reserves allocated to such sub-account. The Ven 3 charges are the same as those for the New Contract.

7. The annuity purchase rates guaranteed in the New Contract have been determined using 3% as opposed to 4% under the Ven 1 and Ven 3 contracts.

8. Certain Ven 3 and Ven 1 contracts may not be subject to some changes in the Federal tax law that have occurred since the contracts were issued, i.e., the contract were "grandfathered." If such a grandfathered contract is exchanged, the New Contract is likely to be subject to the changes in the law. For example, annuity contracts issued on or prior to April 22, 1987 are generally not subject to


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     Federal tax rules treating transfers of annuity contracts for inadequate consideration as taxable events. See "Taxation of Partial and Full Withdrawals" in the Federal Tax Matters section of this prospectus. A New Contract received in exchange for a Ven 3 or Ven 1 contract would, however, typically be subject to these rules.

                THE DATE OF THIS SUPPLEMENT IS NOVEMBER 2, 1998.


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                            SUPPLEMENT TO PROSPECTUS
          FOR THE MANUFACTURERS LIFE INSURANCE COMPANY OF NORTH AMERICA
                               SEPARATE ACCOUNT A
                                DATED MAY 1, 1998


DEATH BENEFIT BEFORE MATURITY DATE - AMOUNT OF DEATH BENEFIT

         The section entitled "Death Benefit Before Maturity Date - Amount of Death Benefit" is amended as follows:

         Effective June 1, 1998, for contracts issued on or after June 1, 1998 in Connecticut, the death benefit will be the death benefit described under the subsection "Contracts Issued On or After May 1, 1998."

         Effective, July 1, 1998, for contracts issued on or after July 1, 1998 in Minnesota, Montana and the District of Columbia, the death benefit will be the death benefit described under the subsection "Contract Issued On or After May 1, 1998."

DEATH BENEFIT PROVISIONS - PRIOR CONTRACT DEATH BENEFIT PROVISIONS

         The section entitled "Death Benefit Provisions - Prior Contract Death Benefit Provisions" of Appendix C is supplemented as follows:

         An Enhanced Death Benefit became available in Florida, Maryland and Washington to contracts issued August 15, 1994 or later, in Idaho, New Jersey and Oregon to contracts issued October 3, 1994 or later and in California to contracts issued January 3, 1995 or later.

         This Enhanced Death Benefit provides for a minimum death benefit as described above, except that the death benefit is "stepped up" each contract year instead of the six contract year period. In addition, if the annuitant dies after the first of the month following his or her 85th birthday, the minimum death benefit is the greater of the contract value or the excess of the sum of all purchase payments less the sum of any amounts deducted in connection with partial withdrawals.

         Contracts with a contract date prior to the date the Enhanced Death Benefit first became available in that state may also be exchanged for a new contract which provides for an alternative enhanced death benefit. See supplement to this prospectus for The Manufacturers Life Insurance Company of North America Separate Account A entitled "Exchange Offer."

DCA PROMOTIONAL RATES

         The Company is currently offering promotional rates in connection with the Dollar Cost Averaging (DCA) program. The promotional rates are available for a limited time for new purchase payments of $100,000 or more allocated to either a 6-month or a 12-month DCA fixed account investment option. Payments must be received on or after August 31, 1998 but not later than December 31, 1998 to be eligible.

         As of the date of this supplement, the promotional rates are 8% for the 12-month DCA option and 10% (annualized) for the 6-month DCA option. Both the 8% and the 10% rates are effective annual interest rates and interest is earned for the period of time amounts are in the DCA account. Since pre-determined amounts in the DCA account will be transferred monthly into other sub-accounts, the total dollar amount of interest earned in the 6-month DCA investment option will be less than 10% of the initial amount invested. Similarly, the total dollar amount of interest earned in the 12-month DCA investment option will be less than 8% of the initial amount invested. The Company reserves the right to




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change the promotional rates at any time for purchase payments made after the effective date of the change.

         To receive the promotional rates, the portion of your new purchase payment allocated to the DCA investment option must be systematically transferred into variable investment options over a 6 month or 12 month period, as applicable. The monthly DCA transfer amount is determined by dividing the portion of your new purchase payment allocated to the DCA investment option by
5.6 for the 6 month option, or 11 for the 12 month option. Each month, on the date designated by the contract owner, the monthly DCA transfer amount will be transferred to the variable investment options selected. At the end of the DCA period, the remaining DCA account balance will be transferred to the variable investment options selected. Contract owners should not rely on the promotional rates being in effect for subsequent payments. Subsequent payments will receive the interest rate in effect at the time of payment.

         A contract owner may discontinue the Dollar Cost Averaging program at any time. The remaining balance of the contract owner's DCA account will then be transferred to the 1-year fixed account and receive the interest rate in effect at the time of the transfer, guaranteed for one year. For current 1-year fixed account rates, call 1-800-557-2223.

FINANCIAL RATINGS OF THE COMPANY

         The contracts described in the Prospectus are issued by The Manufacturers Life Insurance Company of North America (the "Company"). The Company's financial ratings are as follows:

         A++ A.M. Best
         Superior in financial strength; 1st category of 15

         AAA Duff & Phelps
         Highest in claims paying ability; 1st category of 18

         AA+ Standard & Poor's
         Excellent in claims paying ability; 2nd category of 21

         Aa2 Moody's
         Excellent in financial strength; 3rd category of 21

         These ratings, which are current as of November 2, 1998 and are subject to change, are assigned to The Manufacturers Life Insurance Company of North America as a measure of the Company's ability to honor the death benefit and life annuitization guarantees but not specifically to its products, the performance (return) of these products, the value of any investment in these products upon withdrawal or to individual securities held in any portfolio.

CHANGE OF ANNUITANT

         The section entitled "Guaranteed Retirement Income Program" is supplemented as follows:

         The Annuitant may only be changed to an individual that is the same age or younger than the current Annuitant.


                       SUPPLEMENT DATED NOVEMBER 2, 1998.